Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Cost of Sales
	For the Twelve Months Ended December 31,
	2024	2023
Materials	$2,709,982	$5,832,752
Warehouse rent (non-lease)	181,352	143,325
Cost of goods sold	$2,891,334	$5,976,077